ACCRUED EXPENSES - SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 4,517	$ 5,762
Administrative expenses	599	967
Interest expense	9,553	7,043
Provision for tax	6,561	7,928
Accrued expenses	21,230	21,700
Provision for interest and penalties	$ 1,100	$ 1,100